Document and Entity Information	Mar. 11, 2021
Cover [Abstract]
Entity Registrant Name	VICOR CORP
Amendment Flag	false
Entity Central Index Key	0000751978
Document Type	8-K
Document Period End Date	Mar. 11, 2021
Entity Incorporation State Country Code	DE
Entity File Number	000-18277
Entity Tax Identification Number	04-2742817
Entity Address, Address Line One	25 Frontage Road
Entity Address, City or Town	Andover
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	01810
City Area Code	(978)
Local Phone Number	470-2900
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.01 per share
Trading Symbol	VICR
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false